Leases -Summary of Supplemental cash flow information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
Cash payments for operating leases	¥ 3,683	$ 505	¥ 3,463
ROU assets obtained in exchange for operating lease liabilities	¥ 3,869	$ 530	¥ 3,938